Notes Payable - SBA EIDL Loan (Details Narrative) - EIDL [Member]	1 Months Ended
Apr. 22, 2020 USD ($)
Loan amount	$ 499,900
Loan term	30 years
Interest rate	3.75%
Periodic payments	$ 2,437